Distribution Date:	06/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Exchangeable Certificate Detail	5		Bank, N.A.
Additional Information	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Cash Flows	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	8	Master Servicer	Trimont LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Mortgage Loan Detail (Part 1)	14		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 2)	15	Excluded Mortgage Loan	Trimont LLC
		Special Servicer
Principal Prepayment Detail	16
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Historical Detail	17		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Delinquency Loan Detail	18	Special Servicer	LNR Partners, LLC
Collateral Stratification and Historical Detail	19		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Specially Serviced Loan Detail - Part 1	20				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	21
		Trust Advisor	Pentalpha Surveillance LLC
Modified Loan Detail	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	26		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690QAA7	1.685000%	45,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690QAB5	2.982000%	122,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690QAC3	3.398000%	67,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690QAD1	3.451000%	230,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690QAE9	3.719000%	285,394,000.00	98,290,205.23	98,290,205.23	304,617.73	0.00	0.00	98,594,822.96	0.00	0.00%	30.00%
A-S	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	75,089,000.00	250,546.96	0.00	0.00	75,339,546.96	0.00	0.00%	23.00%
B	61690QAH2	4.311308%	60,340,000.00	60,340,000.00	57,504,506.52	216,786.94	0.00	0.00	57,721,293.46	2,835,493.48	98.50%	17.38%
C	61690QAK5	4.311308%	46,931,000.00	46,931,000.00	0.00	168,611.66	0.00	0.00	168,611.66	46,931,000.00	73.70%	13.00%
D	61690QAS8	4.311308%	56,317,000.00	56,317,000.00	0.00	202,333.28	0.00	0.00	202,333.28	56,317,000.00	43.93%	7.75%
E	61690QAU3	4.311308%	24,136,000.00	24,136,000.00	0.00	86,714.77	0.00	0.00	86,714.77	24,136,000.00	31.18%	5.50%
F	61690QAW9	3.000000%	10,727,000.00	10,727,000.00	0.00	26,817.50	0.00	0.00	26,817.50	10,727,000.00	25.51%	4.50%
G	61690QAY5	3.000000%	16,091,000.00	16,091,000.00	0.00	40,227.50	0.00	0.00	40,227.50	16,091,000.00	17.00%	3.00%
H	61690QBA6	3.000000%	32,181,368.00	32,171,955.45	0.00	62,944.05	0.00	0.00	62,944.05	32,171,955.45	0.00%	0.00%
V	61690QBD0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690QBE8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,072,706,369.01	420,093,160.68	230,883,711.75	1,359,600.39	0.00	0.00	232,243,312.14	189,209,448.93

X-A	61690QAF6	0.592308%	750,894,000.00	98,290,205.23	0.00	48,515.06	0.00	0.00	48,515.06	0.00
X-B	61690QAL3	0.307308%	75,089,000.00	75,089,000.00	0.00	19,229.54	0.00	0.00	19,229.54	0.00
X-FG	61690QAN9	1.311308%	26,818,000.00	26,818,000.00	0.00	29,305.55	0.00	0.00	29,305.55	26,818,000.00
X-H	61690QAQ2	1.311308%	32,181,368.00	32,171,955.45	0.00	35,156.12	0.00	0.00	35,156.12	32,171,955.45
Notional SubTotal			884,982,368.00	232,369,160.68	0.00	132,206.27	0.00	0.00	132,206.27	58,989,955.45

Deal Distribution Total					230,883,711.75	1,491,806.66	0.00	0.00	232,375,518.41

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690QAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690QAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690QAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690QAE9	344.40179271	344.40179271	1.06735856	0.00000000	0.00000000	0.00000000	0.00000000	345.46915128	0.00000000
A-S	61690QAG4	1,000.00000000	1,000.00000000	3.33666662	0.00000000	0.00000000	0.00000000	0.00000000	1,003.33666662	0.00000000
B	61690QAH2	1,000.00000000	953.00806298	3.59275671	0.00000000	0.00000000	0.00000000	0.00000000	956.60081969	46.99193702
C	61690QAK5	1,000.00000000	0.00000000	3.59275660	0.00000000	0.00000000	0.00000000	0.00000000	3.59275660	1,000.00000000
D	61690QAS8	1,000.00000000	0.00000000	3.59275672	0.00000000	0.00000000	0.00000000	0.00000000	3.59275672	1,000.00000000
E	61690QAU3	1,000.00000000	0.00000000	3.59275646	0.00000000	0.00000000	0.00000000	0.00000000	3.59275646	1,000.00000000
F	61690QAW9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61690QAY5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	61690QBA6	999.70751554	0.00000000	1.95591592	0.54335291	2.14892170	0.00000000	0.00000000	1.95591592	999.70751554
V	61690QBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690QBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690QAF6	130.89757706	0.00000000	0.06460973	0.00000000	0.00000000	0.00000000	0.00000000	0.06460973	0.00000000
X-B	61690QAL3	1,000.00000000	0.00000000	0.25608997	0.00000000	0.00000000	0.00000000	0.00000000	0.25608997	0.00000000
X-FG	61690QAN9	1,000.00000000	0.00000000	1.09275673	0.00000000	0.00000000	0.00000000	0.00000000	1.09275673	1,000.00000000
X-H	61690QAQ2	999.70751554	0.00000000	1.09243709	0.00000000	0.00000000	0.00000000	0.00000000	1.09243709	999.70751554

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/25 - 05/30/25	30	0.00	304,617.73	0.00	304,617.73	0.00	0.00	0.00	304,617.73	0.00
X-A	05/01/25 - 05/30/25	30	0.00	48,515.06	0.00	48,515.06	0.00	0.00	0.00	48,515.06	0.00
X-B	05/01/25 - 05/30/25	30	0.00	19,229.54	0.00	19,229.54	0.00	0.00	0.00	19,229.54	0.00
X-FG	05/01/25 - 05/30/25	30	0.00	29,305.55	0.00	29,305.55	0.00	0.00	0.00	29,305.55	0.00
X-H	05/01/25 - 05/30/25	30	0.00	35,156.12	0.00	35,156.12	0.00	0.00	0.00	35,156.12	0.00
A-S	05/01/25 - 05/30/25	30	0.00	250,546.96	0.00	250,546.96	0.00	0.00	0.00	250,546.96	0.00
B	05/01/25 - 05/30/25	30	0.00	216,786.94	0.00	216,786.94	0.00	0.00	0.00	216,786.94	0.00
C	05/01/25 - 05/30/25	30	0.00	168,611.66	0.00	168,611.66	0.00	0.00	0.00	168,611.66	0.00
D	05/01/25 - 05/30/25	30	0.00	202,333.28	0.00	202,333.28	0.00	0.00	0.00	202,333.28	0.00
E	05/01/25 - 05/30/25	30	0.00	86,714.77	0.00	86,714.77	0.00	0.00	0.00	86,714.77	0.00
F	05/01/25 - 05/30/25	30	0.00	26,817.50	0.00	26,817.50	0.00	0.00	0.00	26,817.50	0.00
G	05/01/25 - 05/30/25	30	0.00	40,227.50	0.00	40,227.50	0.00	0.00	0.00	40,227.50	0.00
H	05/01/25 - 05/30/25	30	51,669.40	80,429.89	0.00	80,429.89	17,485.84	0.00	0.00	62,944.05	69,155.24
Totals			51,669.40	1,509,292.50	0.00	1,509,292.50	17,485.84	0.00	0.00	1,491,806.66	69,155.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690QAG4	4.004000%	75,089,000.00	75,089,000.00	75,089,000.00	250,546.96	0.00	0.00	75,339,546.96	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690QAH2	4.311308%	60,340,000.00	60,340,000.00	57,504,506.52	216,786.94	0.00	0.00	57,721,293.46	2,835,493.48
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690QAK5	4.311308%	46,931,000.00	46,931,000.00	0.00	168,611.66	0.00	0.00	168,611.66	46,931,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,360,000.03	182,360,000.00	132,593,506.52	635,945.56	0.00	0.00	133,229,452.08	49,766,493.48

Exchangeable Certificate Details
PST	61690QAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	232,375,518.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,515,122.62	Master Servicing Fee	3,987.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,128.46
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	180.87
ARD Interest	0.00	Trust Advisor Fee	323.33
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,515,122.62	Total Fees	5,830.11

Principal		Expenses/Reimbursements
Scheduled Principal	230,883,711.75	Reimbursement for Interest on Advances	2,461.54
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,024.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	230,883,711.75	Total Expenses/Reimbursements	17,485.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,491,806.66
Excess Liquidation Proceeds	0.00	Principal Distribution	230,883,711.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	232,375,518.41
Total Funds Collected	232,398,834.37	Total Funds Distributed	232,398,834.36

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	420,093,160.68	420,093,160.68	Beginning Certificate Balance	420,093,160.68
(-) Scheduled Principal Collections	230,883,711.75	230,883,711.75	(-) Principal Distributions	230,883,711.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	189,209,448.93	189,209,448.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	420,106,028.70	420,106,028.70	Ending Certificate Balance	189,209,448.93
Ending Actual Collateral Balance	189,373,609.81	189,373,609.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	3	15,212,873.46	8.04%	0	4.2243	1.857870	1.30 or less	2	35,805,191.77	18.92%	0	4.2004	1.104759
10,000,001 to 20,000,000	3	43,685,739.72	23.09%	(5)	4.1964	1.735296	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	20,500,000.00	10.83%	(2)	3.8150	2.070000	1.41 to 1.50	1	37,903,501.17	20.03%	0	4.4230	1.460000
30,000,001 to 40,000,000	3	109,810,835.75	58.04%	(1)	4.2088	1.452273	1.51 to 1.60	1	4,391,069.43	2.32%	0	4.2650	1.530000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	19,974,766.12	10.56%	(7)	4.2600	1.670000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	51,783,674.93	27.37%	(4)	4.0691	1.716827
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	11,927,298.67	6.30%	(1)	4.0270	1.840000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158	2.01 to 2.10	1	20,500,000.00	10.83%	(2)	3.8150	2.070000
							2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.60	1	6,923,946.84	3.66%	0	4.2100	2.560000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 3.10	0	0.00	0.00%	0	0.0000	0.000000
							3.11 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 5.20	0	0.00	0.00%	0	0.0000	0.000000
							5.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	6,923,946.84	3.66%	0	4.2100	2.560000
							Lodging	3	89,830,799.84	47.48%	(1)	4.1878	1.621775
Georgia	1	37,903,501.17	20.03%	0	4.4230	1.460000
							Mixed Use	1	6,923,946.84	3.66%	0	4.2100	2.560000
Kansas	1	3,897,857.19	2.06%	(1)	4.2040	0.980000
							Multi-Family	2	31,758,441.05	16.78%	(7)	4.2600	1.695973
Massachusetts	1	11,927,298.67	6.30%	(1)	4.0270	1.840000
							Office	2	24,397,857.19	12.89%	(2)	3.8771	1.895859
New York	2	60,500,000.00	31.98%	(3)	3.9458	1.831983
							Retail	2	36,298,404.01	19.18%	0	4.2079	1.169598
Texas	3	36,149,510.48	19.11%	(6)	4.2606	1.675812
							Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
Vermont	1	31,907,334.58	16.86%	0	4.2000	1.120000

Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	20,500,000.00	10.83%	(2)	3.8150	2.070000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	9	168,709,448.93	89.17%	(2)	4.2070	1.562133	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
								Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	189,209,448.93	100.00%	(2)	4.1645	1.617158	Interest Only	2	60,500,000.00	31.98%	(3)	3.9458	1.831983
61 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	1	3,897,857.19	2.06%	(1)	4.2040	0.980000
109 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	7	124,811,591.74	65.96%	(2)	4.2693	1.532924
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	189,209,448.93	100.00%	(2)	4.1645	1.617158
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000262	RT	Various	Various	Actual/360	4.240%	167,951.11	46,000,000.00	0.00	N/A	06/01/25	--	46,000,000.00	0.00	06/01/25
1A	453000261				Actual/360	4.240%	123,074.39	33,708,750.00	0.00	N/A	06/01/25	--	33,708,750.00	0.00	06/01/25
3	300801277	MU	Fairfax	VA	Actual/360	4.043%	176,729.53	50,762,871.49	0.00	N/A	06/01/25	--	50,762,871.49	0.00	06/01/25
5	300801275	LO	Atlanta	GA	Actual/360	4.423%	144,710.54	91,286.07	0.00	N/A	06/01/25	--	37,994,787.24	37,903,501.17	05/01/25
7	453000255	LO	New York	NY	Actual/360	4.013%	138,222.22	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	05/01/25
8	303901008	RT	Rutland	VT	Actual/360	4.200%	115,599.83	55,751.79	0.00	N/A	06/01/25	--	31,963,086.37	31,907,334.58	05/01/25
12	303901012	MF	Lafayette	LA	Actual/360	4.280%	66,705.70	18,099,224.48	0.00	N/A	06/01/25	--	18,099,224.48	0.00	06/01/25
14	300801281	RT	Las Vegas	NV	Actual/360	4.284%	65,293.40	17,699,485.71	0.00	N/A	06/01/25	--	17,699,485.71	0.00	06/01/25
16	300801125	MF	Midland	TX	Actual/360	4.260%	73,274.10	0.00	0.00	N/A	11/01/24	11/01/25	19,974,766.12	19,974,766.12	06/01/25
17	300801251	OF	New York	NY	Actual/360	3.815%	67,345.35	0.00	0.00	N/A	04/01/25	--	20,500,000.00	20,500,000.00	03/01/25
18	300801279	OF	Austin	TX	Actual/360	4.206%	45,520.83	12,568,450.75	0.00	N/A	06/01/25	--	12,568,450.75	0.00	06/01/25
20	300801276	OF	Scottsdale	AZ	Actual/360	4.286%	52,856.65	14,321,491.18	0.00	N/A	06/01/25	--	14,321,491.18	0.00	06/01/25
23	300801278	LO	North Dartmouth	MA	Actual/360	4.027%	41,435.12	21,597.75	0.00	N/A	05/01/25	--	11,948,896.42	11,927,298.67	06/01/25
24	300801123	MF	Midland	TX	Actual/360	4.260%	43,226.45	0.00	0.00	N/A	11/01/24	11/01/25	11,783,674.93	11,783,674.93	06/01/25
26	300801272	RT	Park City	UT	Actual/360	3.918%	34,307.63	10,168,739.80	0.00	N/A	06/01/25	--	10,168,739.80	0.00	06/01/25
32	303901032	MU	Delray Beach	FL	Actual/360	4.210%	25,163.54	17,186.95	0.00	N/A	06/01/25	--	6,941,133.79	6,923,946.84	05/01/25
34	303901034	MF	Richmond	VA	Actual/360	4.290%	26,880.20	7,276,391.45	0.00	N/A	06/01/25	--	7,276,391.45	0.00	06/01/25
44	303901044	MF	Mechanicsburg	PA	Actual/360	4.330%	18,628.20	4,996,016.93	0.00	N/A	06/01/25	--	4,996,016.93	0.00	06/01/25
49	303901049	RT	Macomb	MI	Actual/360	4.396%	18,382.67	4,856,145.00	0.00	N/A	06/01/25	--	4,856,145.00	0.00	06/01/25
53	695100486	OF	Topeka	KS	Actual/360	4.204%	14,155.77	12,456.45	0.00	N/A	05/06/25	--	3,910,313.64	3,897,857.19	06/06/25
54	1544011	RT	San Antonio	TX	Actual/360	4.265%	16,158.76	8,697.77	0.00	N/A	06/01/25	--	4,399,767.20	4,391,069.43	06/01/25
62	300801284	MF	Carmichael	CA	Actual/360	4.680%	14,788.64	3,669,636.84	0.00	N/A	06/01/25	--	3,669,636.84	0.00	06/01/25
70	303901070	RT	Philadelphia	PA	Actual/360	4.260%	9,718.75	2,649,363.87	0.00	N/A	06/01/25	--	2,649,363.87	0.00	06/01/25
73	695100496	RT	Sikeston	MO	Actual/360	4.552%	8,650.15	2,206,795.52	0.00	N/A	06/06/25	--	2,206,795.52	0.00	06/06/25
74	300801270	MH	Ooltewah	TN	Actual/360	4.350%	6,343.09	1,693,371.95	0.00	N/A	06/01/25	--	1,693,371.95	0.00	06/01/25
Totals							1,515,122.62	230,883,711.75	0.00				420,093,160.68	189,209,448.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,775,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,011,095.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,630,872.46	5,013,826.02	04/01/24	03/31/25	--	0.00	0.00	235,669.43	235,669.43	0.00	0.00
7	17,051,205.80	14,664,140.00	01/01/25	03/31/25	05/12/25	0.00	0.00	137,877.78	137,877.78	0.00	0.00
8	2,464,512.55	0.00	--	--	--	0.00	0.00	171,076.38	171,076.38	0.00	0.00
12	2,142,303.19	598,274.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,559,797.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,906,956.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,764,859.32	0.00	--	--	--	0.00	0.00	67,103.51	199,339.73	0.00	0.00
18	2,024,061.28	521,484.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,606,562.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	929,564.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,762,206.78	448,665.41	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,107,178.33	345,813.87	01/01/25	03/31/25	--	0.00	0.00	42,290.72	42,290.72	0.00	0.00
34	869,311.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	581,468.32	125,853.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	422,587.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	342,485.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	493,836.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	246,161.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	279,658.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	232,260.00	58,065.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	63,204,671.85	21,776,123.39				0.00	0.00	654,017.82	786,254.04	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164528%	4.019323%	(2)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	112,018,072.17	4.188350%	4.136230%	0
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	26,965,656.24	4.138826%	4.099012%	1
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	10,485,552.26	4.140683%	4.107953%	2
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	16,033,845.11	4.146605%	4.114284%	3
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,454,840.78	4.152906%	4.133394%	4
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,851,554.47	4.154761%	4.135311%	5
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156326%	4.136902%	6
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156433%	4.137007%	7
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156544%	4.137116%	8
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156650%	4.137220%	9
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156754%	4.137322%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	300801275	05/01/25	0	5	235,669.43	235,669.43	0.00	37,994,787.24	05/23/25	13
7	453000255	05/01/25	0	5	137,877.78	137,877.78	0.00	40,000,000.00	02/07/25	4
8	303901008	05/01/25	0	5	171,076.38	171,076.38	0.00	31,963,086.37
17	300801251	03/01/25	2	5	67,103.51	199,339.73	0.00	20,500,000.00	04/11/25	13
32	303901032	05/01/25	0	5	42,290.72	42,290.72	0.00	6,941,133.79
Totals					654,017.82	786,254.04	0.00	137,399,007.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		157,451,008	20,216,225	137,234,783		0
0 - 6 Months		31,758,441	31,758,441	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	189,209,449	168,709,449	0	20,500,000	0	0
May-25	420,093,161	395,682,847	3,910,314	20,500,000	0	0
Apr-25	698,591,465	638,091,465	0	60,500,000	0	0
Mar-25	767,609,091	727,609,091	0	0	40,000,000	0
Feb-25	786,720,480	786,720,480	0	0	0	0
Jan-25	807,247,975	807,247,975	0	0	0	0
Dec-24	821,459,298	821,459,298	0	0	0	0
Nov-24	828,667,538	796,909,097	0	0	31,758,441	0
Oct-24	829,952,327	829,952,327	0	0	0	0
Sep-24	831,299,743	831,299,743	0	0	0	0
Aug-24	832,574,990	832,574,990	0	0	0	0
Jul-24	833,845,614	833,845,614	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	300801275	37,903,501.17	37,994,787.24	78,500,000.00	03/27/15	4,136,363.02	1.46000	03/31/25	06/01/25	239
7	453000255	40,000,000.00	40,000,000.00	206,600,000.00	04/24/25	13,172,689.00	1.71000	03/31/25	03/01/25	I/O
17	300801251	20,500,000.00	20,500,000.00	42,100,000.00	02/24/15	1,646,519.32	2.07000	12/31/24	04/01/25	I/O
Totals		98,403,501.17	98,494,787.24	327,200,000.00		18,955,571.34

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	300801275	LO	GA	05/23/25	13
Iminent default due to upcoming maturity date (6/1/2025).

7	453000255	LO	NY	02/07/25	4

05/02/25: Loan transferred to MLS Special Servicing due to Imminent Monetary Default (Balloon/Maturity Default). Loan matured 03/01/25 and is secured by a 34-story select service hospitality property (401 keys) located in Midtown Manhattan.

Loan is comprised of three pari passu senior notes (Note A-1 - $40MM; Note A-2 - $75MM and Note A-3 - $40MM) in the aggregate original principal balance of $155MM and one subordinate B Note in the original principal balance of $20MM.

In addition, there is a mezzanine loan in the original principal balance of $25MM. Borrower has requested an extension due to its inability to obtain financing due to, among other things, a pending civil lawsuit. Negotiations pending.

17	300801251	OF	NY	04/11/25	13

Borrower was unable to pay off the loan at maturity (4/1/25). The subject property is a 12-story, mixed-use condominium building constructed in 1917 and converted into condos in 1983, located at the intersection of Broadway and Houston St in

Manhattan's SoHo neighborhood. The entire building totals 147,156 gross square feet across 14 condo units, including 11 office floors and 3 grade-level retail units. Loan collateral is comprised of floors 6, 8, 9, and 12, totaling 44,000 SF, which represent 32.26% of the condominium's common interest. Per latest rent roll from January 2025, subject is 100% occupied by 5 tenants with in-place annual rent of $2.6MM. Sponsor is ABC Properties. Despite receiving multiple term sheets Borrower was unable to obtain a takeout lender. Borrower is reportedly moving forward with a refi via a relationship Lender. Payoff is anticipated in June. Lender will dual tracking foreclosure while discussing any workout options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	300801275	42,660,059.49	4.42300%	42,660,059.49	4.42300%	10	10/08/20	11/01/20	11/12/20
10	300801266	29,511,757.45	4.34000%	29,511,757.45	4.34000%	10	07/31/20	06/01/20	09/11/20
16	300801125	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
23	300801278	13,123,673.50	4.02700%	13,123,673.50	4.02700%	10	06/29/20	07/01/20	08/11/20
24	300801123	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
41	300801244	6,491,092.51	4.36000%	6,491,092.51	4.36000%	10	06/30/20	05/01/20	08/11/20
61	695100491	4,006,485.15	4.70700%	0.00	4.70700%	8	11/05/21	11/05/21	12/13/21
Totals		95,793,068.10		91,786,582.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	303901022 09/17/20	12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85	0.06%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	303901022	09/17/20	0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	116.77	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	85.57	0.00	0.00	0.00
5	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	45.93	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	760.28	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	177.16	0.00	0.00	0.00
17	0.00	0.00	4,413.19	0.00	0.00	0.00	0.00	0.00	139.02	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	205.14	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	237.87	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	269.72	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.27	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.77	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	149.19	0.00	0.00	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	193.30	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	62.55	0.00	0.00	0.00
Total	0.00	0.00	15,024.30	0.00	0.00	0.00	0.00	0.00	2,461.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,485.84

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26